LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2013 BRL (R$)	Oct. 31, 2013 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Sep. 30, 2014 BRL (R$)
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 213,122,274	$ 39,608,019
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				2,065,496
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				942,173
Time deposits to guaranty judicial liabilities				457,576
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				66,070,162
Time deposits to guaranty judicial liabilities				32,166,823	$ 31,143,415
Warranty insurance and bail letters | R$			R$ 1,152,911,259
Warranty insurance and bail letters commission percentage			0.59%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 77,587,076	14,412,520
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 1,330,473,161	R$ 375,286,356	694,085,017
Litigation settlement amount released from liability | R$			R$ 135,282,155			R$ 598,745,218
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				$ 3,488